Finance costs	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Finance costs
20.	Finance costs

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest expense from bank loans	—	—	(9,149)
Interest expense from lease liabilities	(300)	(1,097)	(1,089)
Others	—	—	(37)

Finance costs	(300)	(1,097)	(10,275)